Composition of certain financial statement captions - Schedule Of Accounts Notes Loans And Financing Receivable (Detail) - USD ($) $ in Thousands	Oct. 31, 2019	Jan. 31, 2019	Jan. 31, 2018
Accounts Receivable Additional Disclosures [Abstract]
Billed	$ 19,759	$ 15,990	$ 12,744
Unbilled	978	636	107
Total accounts receivable, gross	20,737	16,626	12,851
Less allowance for doubtful accounts	(729)	(517)	(542)
Total accounts receivable	$ 20,008	$ 16,109	$ 12,309